UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

UPHOLDINGS® Compound Kings™ ETF

Annual Report

September 30, 2022

UPHOLDINGS® COMPOUND KINGS™ ETF

i

UPHOLDINGS® COMPOUND KINGS™ ETF

LETTER TO SHAREHOLDERS
SEPTEMBER 30, 2022

Dear UPHOLDINGS® Compound KingsTM ETF Shareholders,

Thank you for your investment in the UPHOLDINGS® Compound KingsTM ETF (“KNGS” or the “Fund”). The information presented in this letter relates to the operations of the Fund for its fiscal year ending September 30, 2022 (“FY 2022”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in securities that the Fund’s sub-adviser, Upholdings Group LLC (“Upholdings”), believes offer the most attractive risk and return potential. Upholdings recommends investments for the Fund’s portfolio based on its own proprietary research.

KNGS is currently non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, KNGS is more exposed to individual stock volatility than a diversified fund.

For FY 2022, KNGS was down 39.31% at its market price and down 39.35% at net asset value (NAV). Over the period, KNGS underperformed the S&P 500 Total Return Index, which was down 15.47%.

The Fund experienced material drawdowns in the last fiscal year due to a rapid rise in interest rates and fears of an impending recession. Fundamental performance across all holdings has remained healthy, and we remain confident in the medium to long term prospects of the Fund.

The best and worst securities listed below are based on their contribution to the Fund’s return over the past twelve months, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the FY 2022 was JD.com. The second-best performing security was Snowflake. The third best performing security for the period was Berkshire Hathaway.

The worst performing security in the Fund’s portfolio during FY 2022 was Meta Platforms. The second worst performing security was Adyen. The third worst performing security was Paypal.

KNGS distributes income to shareholders on an annual basis.

We appreciate your continued investment in the Fund.

Sincerely,

/s/ Robert Cantwell

Robert Cantwell

Chief Investment Officer

Upholdings Group LLC

UPHOLDINGS® COMPOUND KINGS™ ETF

LETTER TO SHAREHOLDERS (CONTINUED)

SEPTEMBER 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Shares are bought and sold at market price (not at net asset value (“NAV”)), and are not individually redeemed from the Funds. Market price returns are based upon the midpoint of the bid/ask spread at the close of the exchange and does not represent the returns an investor would receive if shares were traded at other times. Brokerage commissions will reduce returns. NAVs are calculated using prices as of the close of regular trading on the exchange, normally 4:00 p.m. Eastern Time.

Any offering must be preceded or accompanied by a prospectus.

Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice. Current and future portfolio holdings are subject to change and risk. Please refer to the Schedule of Investments contained in this report for a full listing of Fund holdings.

An investment in the Fund is subject to numerous risks, including possible loss of principal. The Fund is actively managed and does not seek to replicate a specified index. The Fund is subject to the following principal risks, among others:

Non-diversification risk: The Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund.

Management risk: The Fund is actively managed and may not meet its investment objectives.

Equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Foreign investment risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, such as differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions.

Information Technology Risk. The Fund may have exposure to companies operating in the technology sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

China investment risk: The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade.

Cash and cash equivalents risk:. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests may cause the Fund to miss opportunities to participate in market appreciation.

Please refer to the prospectus for additional risk information.

The S&P 500 Total Return Index is a market-capitalization weighted index of 500 leading publicly traded companies in the U.S that incorporates the reinvestment of cash distributions (such as dividends and interest).

The Fund is distributed by Quasar Distributors, LLC.

UPHOLDINGS® COMPOUND KINGS™ ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
		Since Conversion	Since Inception
	1 Year	(December 30, 2020)	(March 1, 2019)
UPHOLDINGS® Compound Kings™ ETF	(39.35%)	(21.80%)	9.81%
S&P 500 Index	(15.47%)	(0.70%)	8.93%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on March 1, 2019. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The Fund converted from a Hedge Fund to an ETF on December 30, 2020.

UPHOLDINGS® COMPOUND KINGS™ ETF

Tabular Presentation of Schedule of Investments

As of September 30, 2022 (Unaudited)

UPHOLDINGS® Compound Kings ETF

Sector[1]	% Net Assets
Information Technology	60.2%[2]
Communication Services	23.0%
Consumer Discretionary	8.1%
Financials	6.4%
Health Care	2.1%
Other[3]	0.2%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

UPHOLDINGS® COMPOUND KINGS™ ETF

INDEX OVERVIEW
SEPTEMBER 30, 2022 (UNAUDITED)

S&P 500 Index

The S&P 500 Index is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the United States.

UPHOLDINGS® Compound Kings™ ETF
Schedule of Investments
September 30, 2022

Shares		Value
COMMON STOCKS - 99.8%
Application Software - 22.3%
1,110	Adobe, Inc. (a)	$305,472
1,527	Autodesk, Inc. (a)	285,244
4,698	Datadog, Inc. (a)	417,088
16,437	Dropbox, Inc. (a)	340,575
576	Fair Isaac Corp. (a)	237,318
		1,585,697
Data Processing & Outsourced Services - 22.4%
49,275	Adyen N.V. ADR (a)(b)	616,923
14,696	Dlocal Ltd. ADR (a)(b)	301,562
1,089	Mastercard, Inc.	309,646
592	PayPal Holdings, Inc. (a)	50,953
1,766	Visa, Inc.	313,730
		1,592,814
Financial Exchanges & Data - 5.0%
1,034	Moody’s Corp.	251,376
252	MSCI, Inc.	106,291
		357,667
Health Care Supplies - 2.2%
747	Align Technology, Inc. (a)	154,711

Interactive Home Entertainment - 1.6%
3,224	ROBLOX Corp. (a)	115,548

Interactive Media & Services - 21.4%
6,047	Alphabet, Inc. - Class A (a)	578,396
4,761	Meta Platforms, Inc. (a)	645,973
12,953	Pinterest, Inc. (a)	301,805
		1,526,174
Internet & Direct Marketing Retail - 8.1%
2,323	Amazon.com, Inc. (a)	262,499
3,122	Etsy, Inc. (a)	312,606
		575,105
Internet Services & Infrastructure - 2.3%
953	Snowflake, Inc. (a)	161,972

Multi-Sector Holdings - 1.4%
372	Berkshire Hathaway, Inc. - Class B (a)	99,331

Systems Software - 12.3%
1,068	Microsoft Corp.	248,737
1,656	ServiceNow, Inc. (a)	625,322
		874,059

The accompanying notes are an integral part of these financial statements.

UPHOLDINGS® Compound Kings™ ETF
Schedule of Investments (Continued)
September 30, 2022

Shares		Value
Technology Hardware, Storage & Peripherals - 0.8%
446	Apple, Inc.	$61,637
	TOTAL COMMON STOCKS (Cost $9,248,116)	7,104,715

	TOTAL INVESTMENTS (Cost $9,248,116) - 99.8%	7,104,715
	Other Assets in Excess of Liabilities - 0.2%	14,577
	TOTAL NET ASSETS - 100.0%	$7,119,292

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

UPHOLDINGS® COMPOUND KINGS™ ETF

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2022

UPHOLDINGS Compound Kings ETF
Assets:
Investments in securities, at value	$7,104,715
Receivable for investments sold	168,657
Cash	18,491
Dividends and interest receivable	37
Total assets	7,291,900
Liabilities:
Accrued investment advisory fees	3,847
Payable for investment securities purchased	168,761
Total liabilities	172,608
Net Assets	$7,119,292

Net Assets Consist of:
Paid-in capital	$12,342,349
Total distributable earnings (accumulated deficit)	(5,223,057)
Net Assets:	$7,119,292

Calculation of Net Asset Value Per Share:
Net Assets	$7,119,292
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	440,000
Net Asset Value per Share	$16.18

Cost of Investments in Securities	$9,248,116

The accompanying notes are an integral part of these financial statements.

UPHOLDINGS® COMPOUND KINGS™ ETF

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2022

UPHOLDINGS Compound Kings ETF
Investment Income:
Dividend income	$7,795
Securities lending income	288
Interest income	206
Total investment income	8,289

Expenses:
Investment advisory fees	57,144
Total expenses	57,144

Net Investment Loss	(48,855)

Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments	(2,678,385)
(2,678,385)
Net change in unrealized depreciation on:
Investments	(1,947,363)
(1,947,363)
Net realized and unrealized loss on investments:	(4,625,748)
Net Decrease in Net Assets Resulting from Operations	$(4,674,603)

The accompanying notes are an integral part of these financial statements.

UPHOLDINGS® COMPOUND KINGS™ ETF

STATEMENT OF CHANGES IN NET ASSETS

	UPHOLDINGS Compound Kings ETF
	Year Ended September 30, 2022	Period Ended September 30, 2021⁽¹⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(48,855)	$19,794
Net realized gain (loss) on investments	(2,678,385)	487,647
Net change in unrealized depreciation on investments	(1,947,363)	(348,468)
Net increase (decrease) in net assets resulting from operations	(4,674,603)	158,973

Distributions to Shareholders:
Net investment income	-	(19,792)
Return of capital	-	(6,980)
Total distributions	-	(26,772)

Capital Share Transactions:
Proceeds from shares sold	1,926,920	16,271,173
Payments for shares redeemed	(803,541)	(5,732,858)
Net increase in net assets derived from net change in capital share transactions	1,123,379	10,538,315
Net Increase (Decrease) in Net Assets	(3,551,224)	10,670,516
Net Assets:
Beginning of year	10,670,516	-
End of year	$7,119,292	$10,670,516

Changes in Shares Outstanding
Shares outstanding, beginning of year	400,000	-
Shares sold	70,000	610,000
Shares repurchased	(30,000)	(210,000)
Shares outstanding, end of year	440,000	400,000

(1)	Fund converted to an ETF on December 30, 2020.

The accompanying notes are an integral part of these financial statements.

UPHOLDINGS® COMPOUND KINGS™ ETF

FINANCIAL HIGHLIGHTS
September 30, 2022

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Net Investment Income(3)	Portfolio Turnover Rate(5)
UPHOLDINGS® Compound Kings™ ETF
Year Ended September 30, 2022	$26.68	(0.11)	(10.39)	(10.50)	-	-	-	$16.18	(39.35%)	$7,119	0.60%	(0.51%)	86%
December 30, 2020(6) to September 30, 2021	$24.96	0.05	1.73	1.78	(0.04)	(0.02)	(0.06)	$26.68	7.11%	$10,671	0.60%	0.25%	34%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Conversion date.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

UPHOLDINGS® COMPOUND KINGS™ ETF

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2022

NOTE 1 – ORGANIZATION

UPHOLDINGS® Compound Kings ETF™ (the “Fund”) is a series of the EA Series Trust (the “Trust”), which is organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund converted from a private fund to an exchange-traded fund (ETF) on December 30, 2020. The Fund is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services - Investment Companies. The Fund’s investment objective is to seek to provide long-term capital growth.

As noted above, the Fund is the successor to the Flagship Fund, a series of Upholdings Funds LLC (the “Predecessor Fund”), which had the same investment objective as the Fund. Upholdings Group, LLC (the “Sub-Adviser”), the sub-adviser to the Fund, was the adviser to the Predecessor Fund. Effective as of prior to the open of business on December 30, 2020, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The fiscal year end of the Predecessor Fund and the Fund is September 30, 2021. The reporting period covered by this report for the Fund is December 30, 2020 through September 30, 2021. Operations prior to December 30, 2020 were for the Predecessor Fund. As of December 30, 2020, the net assets of the Predecessor Fund were $2,495,927, including $1,014,770 of net unrealized appreciation from a tax basis, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 100,000 shares of the Fund and an initial NAV per share of $24.96 at the closing of the reorganization.

The primary purpose of the reorganization into the Trust was to provide shareholders the benefit of a more stable, and highly regulated investment vehicle as well as the attendant benefits of tax efficiency.

The Fund generally invests in securities that the Sub-Adviser believes have the potential to compound at a higher rate than the S&P 500 Index over multi-year periods. In most cases, the Sub-Adviser identifies companies that have been reinvesting their own cash flow at above average rates of return. If, based on the Sub-Adviser’s analysis, the shares of a particular company are trading at a fair level compared to the Sub-Adviser’s estimate of the company’s intrinsic value, the Sub-Adviser will generally recommend that the Fund purchase that company’s shares.

Shares of the Fund are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

UPHOLDINGS® COMPOUND KINGS™ ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2022, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

UPHOLDINGS® COMPOUND KINGS™ ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of September 30, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
UPHOLDINGS® Compound Kings™ ETF
Assets*
Common Stocks	$7,104,715	$-	$-	$7,104,715
Total Investments in Securities	$7,104,715	$-	$-	$7,104,715

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal year ended September 30, 2022, there were transfers between Levels 1 and 3 during the reporting period. Transfers from Level 1 to Level 3 occurred because quoted prices were unavailable for the securities. Below is a reconciliation that details the activity of securities classified as Level 3 during the period year September 30, 2022.

UPHOLDINGS® Compound Kings™ ETF
Rights
Value, Beginning of Period	$16,272
Purchases	-
Proceeds from Sales	(5,284)
Net Realized Gains (Losses)	-
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	(10,988)
Transfers In/(Out) of Level 3	-
Value, End of Period	-

B.	Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

UPHOLDINGS® COMPOUND KINGS™ ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The risks of investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective.

Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for various reasons.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

UPHOLDINGS® COMPOUND KINGS™ ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

D.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal year ended September 30, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended September 30, 2022, the Fund did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal year ended September 30, 2022, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for the Fund are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

UPHOLDINGS® COMPOUND KINGS™ ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

I.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended September 30, 2022 the following table shows the reclassifications made:

	Undistributed Net Investment Gain (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
UPHOLDINGS® Compound Kings™ ETF	$16,870	$(19,153)	$2,283

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Upholdings Group, LLC, serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on December 14, 2020, the Trustees, including each Trustee, who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.60% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration is included within this annual report dated September 30, 2022.

The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset AFFE (“Acquired Fund Fees and Expenses”) so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.60% of the Fund’s average daily net assets. This agreement is in effect until January 31, 2024, and it may be terminated before that date only by a majority vote of the “non-interested” trustees. There were no fees waived as of the fiscal year ended September 30, 2022.

UPHOLDINGS® COMPOUND KINGS™ ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

NOTE 4 – SECURITIES LENDING

On October 1, 2021, the Board approved the use of securities lending. The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal year, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal year, the Fund did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal year was as follows:

UPHOLDINGS® Compound Kings™ ETF	$288

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2022, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
UPHOLDINGS® Compound Kings™ ETF	$9,144,701	$8,141,119

For the fiscal year ended September 30, 2022, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
UPHOLDINGS® Compound Kings™ ETF	$941,129	$781,744

UPHOLDINGS® COMPOUND KINGS™ ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

For the fiscal year ended September 30, 2022, short term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
UPHOLDINGS® Compound Kings™ ETF	$123,862	$39,092

There were no purchases or sales of U.S. Government securities during the fiscal year.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2022 were as follows:

UPHOLDINGS® Compound Kings™ ETF
Tax cost of Investments	$9,566,046
Gross tax unrealized appreciation	150,411
Gross tax unrealized depreciation	(2,611,742)
Net tax unrealized appreciation (depreciation)	(2,461,331)
Undistributed ordinary income	-
Undistributed long-term gain	-
Total distributable earnings	$-
Other accumulated gain (loss)	$(2,761,726)
Total accumulated gain (loss)	$(5,223,057)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal year ended September 30, 2022, the Fund did not defer any qualified late year losses. At September 30, 2022, the following fund deferred, on a tax basis, post-October losses of:

	Post October Late Year Loss Deferral	Post October Capital Loss Deferral
UPHOLDINGS® Compound Kings™ ETF	$31,984	$-

At September 30, 2022, the Fund had the following capital loss carryforwards

	Unlimited Short-Term	Unlimited Long-Term
UPHOLDINGS® Compound Kings™ ETF	$(2,266,016)	$(463,726)

UPHOLDINGS® COMPOUND KINGS™ ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended September 30, 2021 and fiscal year ended September 30, 2022, were as follows:

	Fiscal Period Ended September 30, 2022	Fiscal Period Ended September 30, 2021
	Ordinary Income	Ordinary Income	Return of Capital
UPHOLDINGS® Compound Kings™ ETF	$-	$19,792	$6,980

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to September 30, 2022, that materially impacted the amounts or disclosures in the Fund’s financial statements.

UPHOLDINGS® COMPOUND KINGS™ ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

SPICER JEFFRIES LLP

Certified Public Accountants

4601 DTC BOULEVARD ● SUITE 700

DENVER, COLORADO 80237

TELEPHONE: (303) 753-1959

FAX: (303) 753-0338
www.spicerjeffries.com

To the Shareholders and

Board of Trustees of

EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Upholdings Compound Kings ETF (the “Fund”, a series of EA Series Trust, the “Trust”) as of September 30, 2022, the related statements of operations, changes in net assets, and financial highlights for the period indicated in the table below, and the related notes and schedules (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position as of September 30, 2022 and the results of operations, changes in net assets, and financial highlights, in all material respects, for the period indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Upholdings Compound Kings ETF (“KNGS”)	For the year ended September 30, 2022	For the year ended September 30, 2022 and for the period from December 30, 2020 through September 30, 2021.	For the year ended September 30, 2022 and for the period from December 30, 2020 through September 30, 2021.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

UPHOLDINGS® COMPOUND KINGS™ ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of the investment companies within the EA Series Trust since 2016.

Denver, Colorado

November 29, 2022

UPHOLDINGS® COMPOUND KINGS™ ETF

EXPENSE EXAMPLE
SEPTEMBER 30, 2022 (UNAUDITED)

As a shareholder of the UPHOLDINGS® Compound Kings™ ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period April 1, 2022 to September 30, 2022” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period April 1, 2022 to September 30, 2022
UPHOLDINGS® Compound Kings™ ETF[1]
Actual	0.60%	$1,000.00	$715.60	$2.58
Hypothetical (5% annual return before expenses)	0.60%	1,000.00	1,022.06	3.04

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365, to reflect the one-half year period.

UPHOLDINGS® COMPOUND KINGS™ ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of Empowered Funds LLC (the “Adviser”) as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the July 26, 2022, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended June 30, 2022. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

UPHOLDINGS® COMPOUND KINGS™ ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

UPHOLDINGS® Compound Kings™ ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022 was as follows:

UPHOLDINGS® Compound Kings™ ETF	0.00%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00% (unaudited).

UPHOLDINGS® COMPOUND KINGS™ ETF

MANAGEMENT OF THE FUND

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	33	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	33	Citadel Federal Credit Union (pro bono service for non- profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	33	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President	Since 2014	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	33	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

UPHOLDINGS® COMPOUND KINGS™ ETF

MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
John Vogel, Ph.D. Born: 1983	Treasurer and Chief Financial Officer	Since 2014	Managing Member, EA Advisers (2013 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2012 – present).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Capital (2015 – 2021).
Patrick R. Cleary Born: 1982	Secretary	Since 2015	Managing Member, Alpha Architect, LLC (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Sean Hegarty Born: 1993	Assistant Treasurer	Since 2022	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018).

UPHOLDINGS® COMPOUND KINGS™ ETF

BOARD REVIEW AND APPROVAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT (UNAUDITED)

The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met virtually on December 14, 2020 to consider the approval of Advisory Agreement between the Trust, on behalf of the UPHOLDINGS® Compound KingsTM ETF (the “Fund”), and Empowered Funds, LLC (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Upholdings Group, LLC (the “Sub-Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed Advisory Agreement and Sub-Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Fund. In addition, the Board considered that, the Adviser is responsible for providing investment advisory services to the Fund, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s and Sub-Adviser’s resources. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Advisers’ personnel, the experience of the portfolio management team in managing assets and the adequacy of each of the Adviser’s and Sub-Adviser’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities of the Sub-Adviser and the adequacy of the Adviser’s resources. The Board considered that the Sub-Adviser would provide its services as a non-discretionary investment sub-adviser and that the Adviser would be each the Fund’s discretionary investment adviser and responsible for all trading and compliance for the Fund.

Performance. Performance information was not available for the Fund as it had not yet commenced operations.

Comparative Fees and Expenses.

In considering the advisory fee and sub-advisory fee, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fee and expense ratio for the Fund, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds. The Board noted that there were no directly comparable passively managed and actively managed ETFs or mutual funds using as strategy comparable to the proposed strategy, and it was therefore difficult to compare the Fund’s management fee and estimated expenses with the fees and expenses of other passively managed and actively managed ETFs and mutual funds. With respect to the sub-advisory fee, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser.

The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using strategies directly comparable to that to be used for the Fund, and it was therefore difficult to compare the Fund’s management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds. The Board considered the third-party peer group analysis that included comparison of the Fund’s anticipated net expense ratio against fund-of-funds that were both exchanged-traded funds and mutual funds. The Fund’s total expense ratio (for both gross and net) were in the highest quartile for ETFs and first quartile for mutual funds. Likewise, the Fund’s management fee was in the fourth quartile for ETFs and first quartile for mutual funds. The Board was agreeable to the fee levels.

UPHOLDINGS® COMPOUND KINGS™ ETF

BOARD REVIEW AND APPROVAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT (UNAUDITED)

Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the Fund and estimated data regarding the proposed Sub-Advisory fee and the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser and the Sub-Adviser, as sponsor of the Fund. They considered the Sub-Adviser’s projected Fund asset totals over the first three years of operations. The Board also considered the ownership structure of the Sub-Adviser and the assets committed by the ownership group to support the Fund.

Other Benefits. The Board further considered the extent to which the Adviser or Sub-Adviser might derive ancillary benefits from Fund operations. For example, the Adviser and Sub-Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving all of the funds in the Trust.

Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as it its assets grow, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the advisory and sub-advisory fees for the Fund do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve both the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved both the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under the Agreements.

UPHOLDINGS® COMPOUND KINGS™ ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on their website at https://www.kngsetf.com/ daily.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.kngsetf.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://www.kngsetf.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, Pennsylvania 19083

Sub-Adviser

Upholdings Group, LLC

3819 Harding Place

Nashville, Tennessee 37215

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, Colorado 80237

Legal Counsel

Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

UPHOLDINGS® Compound Kings™ ETF

Symbol – KNGS

CUSIP – 02072L854

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

UPHOLDINGS® Compound Kings™ ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Spicer Jeffries LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

UPHOLDINGS® Compound Kings™ ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

UPHOLDINGS® Compound Kings™ ETF

Non-Audit Related Fees	FYE 9/30/2022	FYE 9/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	January 13, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	January 13, 2023

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date:	January 13, 2023